Earning Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Reconciliation of Basic Shares to Diluted Shares

The following is a reconciliation of basic shares to diluted shares.

years ended December 31 (in millions)	2015	2014	2013
Basic shares	677	676	676
Effect of dilutive shares	6	5	5

Diluted shares	683	681	681